Shareholders Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 11, 2025	Dec. 27, 2024
Shareholders Equity [Line Items]
Price per share (in Dollars per share)	$ 0.1
Number of trading days	30 days
Aggregate amount (in Dollars)			$ 15,000	$ 10,000
Total consideration (in Dollars)	$ 23,393	$ 1,613
Issued share	6,151,225
PTK Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants	18,160,000
Public Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants	5,750,000
Number of warrants	11,500,000
Each warrants	11,500,000
Price per share (in Dollars per share)	$ 11.5
Price per warrant (in Dollars per share)	0.01
Sale price per share (in Dollars per share)	$ 18
Number of trading days	20 days
Private Warrants [Member]
Shareholders Equity [Line Items]
Number of warrants	6,660,000
Each warrants	6,660,000
Convertible into ordinary shares	3,330,000
Buyback [Member]
Shareholders Equity [Line Items]
Share repurchased	3,302,194
Second Buyback [Member]
Shareholders Equity [Line Items]
Share repurchased	6,151,225
Total consideration (in Dollars)	$ 15,000
Buyback [Member]
Shareholders Equity [Line Items]
Share repurchased		625,682
Total consideration (in Dollars)	$ 10,000	$ 1,600
Ordinary Shares [Member]
Shareholders Equity [Line Items]
Share repurchased	8,827,737	625,682
Total consideration (in Dollars)
Ordinary Shares [Member] | Buy Back And Second Buy Back [Member]
Shareholders Equity [Line Items]
Share repurchased	9,453,419
Ordinary Shares [Member] | Second Buyback [Member]
Shareholders Equity [Line Items]
Total consideration (in Dollars)	$ 25,000